T. ROWE PRICE TAX-EFFICIENT EQUITY FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 11.5%

Entertainment 2.4%
Activision Blizzard	9,000	715
Electronic Arts	12,900	1,648
Netflix (1)	12,000	5,888
Roku (1)	11,500	3,376
Sea, ADR (1)	2,000	361
Spotify Technology (1)	13,500	3,934
Take-Two Interactive Software (1)	4,152	750
Zynga, Class A (1)	78,700	649
		17,321
Interactive Media & Services 8.8%
Alphabet, Class C (1)	17,579	30,952
Baidu, ADR (1)	5,800	806
Facebook, Class A (1)	82,686	22,901
IAC/InterActiveCorp (1)	3,246	461
Match Group (1)	22,374	3,115
Pinterest, Class A (1)	31,600	2,213
Snap, Class A (1)	83,600	3,713
ZoomInfo Technologies, Class A (1)	2,434	125
		64,286
Media 0.2%
Altice USA, Class A (1)	10,800	367
Cable One	403	798
		1,165
Wireless Telecommunication Services 0.1%
T-Mobile US (1)	6,773	900
		900
Total Communication Services		83,672

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

CONSUMER DISCRETIONARY 15.5%

Auto Components 0.0%
Aptiv	1,910	227
		227
Automobiles 1.3%
Ferrari	3,740	790
Tesla (1)	14,725	8,358
		9,148
Distributors 0.1%
Pool	2,081	720
		720
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions (1)	6,000	1,020
Grand Canyon Education (1)	1,821	152
Service Corp. International	24,480	1,191
Terminix Global Holdings (1)	7,400	363
		2,726
Hotels, Restaurants & Leisure 1.5%
Chipotle Mexican Grill (1)	2,700	3,482
Domino's Pizza	4,637	1,820
MGM Resorts International	2,500	71
Papa John's International	2,400	193
Restaurant Brands International	12,802	729
Starbucks	23,775	2,330
Wynn Resorts	1,300	131
Yum China Holdings	21,198	1,195
Yum! Brands	12,200	1,291
		11,242
Household Durables 0.1%
NVR (1)	250	999
		999
Internet & Direct Marketing Retail 7.2%
Alibaba Group Holding, ADR (1)	16,463	4,336
Amazon.com (1)	12,079	38,267

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Booking Holdings (1)	607	1,231
Chewy, Class A (1)(2)	24,241	1,881
Etsy (1)	16,098	2,587
MercadoLibre (1)	1,900	2,951
Wayfair, Class A (1)(2)	4,000	1,017
		52,270
Multiline Retail 0.8%
Dollar General	19,248	4,207
Dollar Tree (1)	8,851	967
Ollie's Bargain Outlet Holdings (1)	4,392	387
		5,561
Specialty Retail 2.9%
AutoZone (1)	1,054	1,199
Burlington Stores (1)	3,700	809
CarMax (1)	14,489	1,354
Five Below (1)	2,200	344
Home Depot	25,840	7,168
O'Reilly Automotive (1)	7,053	3,121
RH (1)	500	227
Ross Stores	11,200	1,204
TJX	31,077	1,974
Tractor Supply	14,252	2,007
Ulta Beauty (1)	4,900	1,349
Williams-Sonoma	2,800	306
		21,062
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica (1)	10,360	3,835
NIKE, Class B	33,449	4,506
		8,341
Total Consumer Discretionary		112,296
CONSUMER STAPLES 3.2%

Beverages 1.6%
Brown-Forman, Class B	12,512	1,009
Coca-Cola	35,600	1,837
Constellation Brands, Class A	10,000	2,058

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Diageo, ADR (2)	22,300	3,455
Keurig Dr Pepper	24,615	750
Monster Beverage (1)	15,028	1,274
PepsiCo	7,277	1,050
		11,433
Food & Staples Retailing 0.0%
Casey's General Stores	2,000	363
		363
Food Products 0.5%
Conagra Brands	4,996	183
Hershey	11,283	1,669
McCormick	8,581	1,604
Tyson Foods, Class A	2,500	163
		3,619
Household Products 0.5%
Church & Dwight	15,915	1,397
Clorox	5,267	1,069
Colgate-Palmolive	8,400	719
Reynolds Consumer Products	5,816	177
		3,362
Personal Products 0.2%
Estee Lauder, Class A	7,700	1,889
		1,889
Tobacco 0.4%
Philip Morris International	35,900	2,719
		2,719
Total Consumer Staples		23,385
ENERGY 0.1%

Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(3)(4)	5	28
Venture Global LNG, Series C, Acquisition Date: 10/16/17 –
3/8/18, Cost $216 (1)(3)(4)	58	323
Total Energy		351

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

FINANCIALS 3.9%

Banks 0.2%
First Republic Bank	7,100	920
SVB Financial Group (1)	1,000	345
		1,265
Capital Markets 3.1%
BlackRock	2,600	1,816
Cboe Global Markets	10,179	930
Charles Schwab	23,083	1,126
CME Group	8,310	1,454
FactSet Research Systems	800	267
Intercontinental Exchange	8,200	865
MarketAxess Holdings	4,760	2,566
Moody's	7,461	2,107
MSCI	8,100	3,316
Nasdaq	1,700	218
S&P Global	16,910	5,949
Tradeweb Markets, Class A	28,640	1,708
		22,322
Insurance 0.6%
Assurant	2,200	284
GoHealth, Class A (1)	4,019	42
Marsh & McLennan	12,500	1,433
Progressive	22,033	1,919
Selectquote (1)	32,761	703
		4,381
Total Financials		27,968
HEALTH CARE 13.8%

Biotechnology 3.4%
ACADIA Pharmaceuticals (1)	6,600	374
Acceleron Pharma (1)	5,000	590
Agios Pharmaceuticals (1)	3,000	139
Alexion Pharmaceuticals (1)	8,484	1,036
Alnylam Pharmaceuticals (1)	7,801	1,013

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Amgen	15,799	3,508
Argenx, ADR (1)	1,733	497
Ascendis Pharma, ADR (1)	2,154	364
Biogen (1)	2,608	626
BioMarin Pharmaceutical (1)	16,700	1,314
Biontech, ADR (1)	3,428	426
Bluebird Bio (1)	1,500	66
Blueprint Medicines (1)	2,400	259
CRISPR Therapeutics (1)(2)	1,972	250
Denali Therapeutics (1)	1,500	92
Exact Sciences (1)	18,707	2,265
Exelixis (1)	19,800	379
FibroGen (1)	5,100	211
Genmab, ADR (1)	37,588	1,451
Incyte (1)	14,935	1,263
Ionis Pharmaceuticals (1)	7,850	397
Kodiak Sciences (1)	1,745	239
Mirati Therapeutics (1)	900	214
Neurocrine Biosciences (1)	5,745	545
Regeneron Pharmaceuticals (1)	3,900	2,013
Sage Therapeutics (1)	2,000	148
Sarepta Therapeutics (1)	3,500	493
Seagen (1)	12,198	2,078
Ultragenyx Pharmaceutical (1)	4,000	474
Vertex Pharmaceuticals (1)	9,086	2,069
		24,793
Health Care Equipment & Supplies 3.2%
ABIOMED (1)	2,300	630
Align Technology (1)	6,786	3,266
Becton Dickinson & Company	3,100	728
Cooper	4,900	1,643
DexCom (1)	10,215	3,266
Hologic (1)	16,000	1,106
ICU Medical (1)	613	116
IDEXX Laboratories (1)	7,362	3,394
Intuitive Surgical (1)	6,780	4,923

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Jand, Class A, Acquisition Date: 11/19/20, Cost $10 (1)(3)(4)	391	10
Novocure (1)	2,500	314
Penumbra (1)	2,900	643
Quidel (1)	2,540	495
STERIS	2,365	458
Teleflex	4,600	1,761
West Pharmaceutical Services	2,200	605
		23,358
Health Care Providers & Services 3.1%
Acadia Healthcare (1)	5,300	225
Amedisys (1)	3,700	906
Anthem	7,247	2,258
Centene (1)	21,549	1,328
DaVita (1)	4,300	472
Humana	3,553	1,423
McKesson	13,000	2,339
Molina Healthcare (1)	9,314	1,901
UnitedHealth Group	34,100	11,469
Universal Health Services, Class B	1,600	209
		22,530
Health Care Technology 0.7%
Cerner	2,700	202
Multiplan (1)(2)	22,219	154
Teladoc Health (1)	3,268	650
Veeva Systems, Class A (1)	15,092	4,178
		5,184
Life Sciences Tools & Services 2.5%
Adaptive Biotechnologies (1)	4,527	218
Agilent Technologies	20,508	2,397
Avantor (1)	111,238	3,035
Bruker	4,000	202
Illumina (1)	4,319	1,391
IQVIA Holdings (1)	3,300	558
Mettler-Toledo International (1)	2,213	2,545
PPD (1)	6,426	225

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
PRA Health Sciences (1)	3,200	359
Repligen (1)	9,800	1,859
Thermo Fisher Scientific	10,519	4,891
		17,680
Pharmaceuticals 0.9%
Catalent (1)	9,700	932
Elanco Animal Health (1)	40,114	1,227
GW Pharmaceuticals, ADR (1)(2)	500	70
Horizon Therapeutics (1)	10,700	754
Jazz Pharmaceuticals (1)	2,500	352
Perrigo	3,421	165
Royalty Pharma, Class A	4,200	179
Zoetis	18,568	2,978
		6,657
Total Health Care		100,202
INDUSTRIALS & BUSINESS SERVICES 7.7%
Aerospace & Defense 0.6%
BWX Technologies	6,200	353
L3Harris Technologies	7,617	1,462
Northrop Grumman	3,700	1,118
TransDigm Group	2,928	1,696
		4,629
Air Freight & Logistics 0.4%
Expeditors International of Washington	3,700	331
United Parcel Service, Class B	16,626	2,844
		3,175
Building Products 0.5%
A. O. Smith	4,000	225
Allegion	6,600	753
Fortune Brands Home & Security	6,300	526
Trane Technologies	14,400	2,106
		3,610
Commercial Services & Supplies 1.4%
Cintas	10,100	3,589
Copart (1)	10,426	1,204

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

IAA (1)	28,000	1,678
Ritchie Bros Auctioneers	3,000	215
Rollins	23,000	1,315
Waste Connections	17,710	1,841
		9,842
Construction & Engineering 0.0%
Valmont Industries	1,200	196
		196
Electrical Equipment 0.4%
AMETEK	1,787	212
Array Technologies (1)	8,900	405
Generac Holdings (1)	5,000	1,078
Hubbell	1,100	178
Rockwell Automation	3,972	1,015
		2,888
Industrial Conglomerates 0.1%
Roper Technologies	1,842	786
		786
Machinery 0.6%
Cummins	4,163	962
Deere	4,347	1,137
Graco	5,500	373
IDEX	925	179
Middleby (1)	700	95
Nordson	1,800	367
Otis Worldwide	4,000	268
PACCAR	4,000	348
Toro	4,900	444
		4,173
Professional Services 2.5%
CoStar Group (1)	8,041	7,322
Dun & Bradstreet Holdings (1)	13,748	369
Equifax	11,614	1,938
IHS Markit	23,923	2,379
TransUnion	38,651	3,521

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Verisk Analytics	12,581	2,495
		18,024
Road & Rail 1.1%
JB Hunt Transport Services	2,809	380
Kansas City Southern	9,319	1,735
Landstar System	1,400	184
Old Dominion Freight Line	9,067	1,844
Union Pacific	18,200	3,714
		7,857
Trading Companies & Distributors 0.1%
Fastenal	5,600	277
United Rentals (1)	2,000	454
Watsco	1,068	243
		974
Total Industrials & Business Services		56,154
INFORMATION TECHNOLOGY 42.2%

Communications Equipment 0.1%
Motorola Solutions	4,800	823
		823
Electronic Equipment, Instruments & Components 1.4%
Amphenol, Class A	29,647	3,878
CDW	24,493	3,196
Cognex	7,912	595
Coherent (1)	1,400	171
IPG Photonics (1)	1,300	269
Keysight Technologies (1)	4,918	590
Littelfuse	1,722	414
Zebra Technologies, Class A (1)	2,846	1,077
		10,190
IT Services 11.3%
Accenture, Class A	15,836	3,945
Akamai Technologies (1)	10,500	1,087
Automatic Data Processing	4,500	782
Black Knight (1)	28,528	2,614
Booz Allen Hamilton Holding	10,200	885

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Broadridge Financial Solutions	8,261	1,213
EPAM Systems (1)	3,037	979
Euronet Worldwide (1)	1,554	209
Fidelity National Information Services	6,503	965
Fiserv (1)	13,000	1,497
FleetCor Technologies (1)	6,200	1,644
Gartner (1)	8,100	1,231
Genpact	6,600	268
Global Payments	6,357	1,241
GoDaddy, Class A (1)	20,377	1,621
Leidos Holdings	3,900	393
Mastercard, Class A	41,700	14,032
MongoDB (1)	2,000	575
Okta (1)	13,100	3,210
Paychex	4,300	401
PayPal Holdings (1)	46,173	9,887
Shopify, Class A (1)	5,100	5,561
Snowflake, Class A (1)(2)	2,346	764
Square, Class A (1)	18,000	3,797
StoneCo, Class A (1)	12,466	913
Twilio, Class A (1)	13,248	4,241
VeriSign (1)	7,792	1,564
Visa, Class A	72,300	15,208
WEX (1)	1,167	202
Wix. com (1)	5,800	1,482
		82,411
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices (1)	31,000	2,872
Analog Devices	6,345	883
Enphase Energy (1)	9,600	1,311
Entegris	33,060	3,062
Inphi (1)	6,700	1,039
KLA	26,776	6,747
Lam Research	6,260	2,834
Marvell Technology Group	9,302	431
Maxim Integrated Products	21,000	1,744

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Microchip Technology	29,411	3,953
MKS Instruments	3,000	414
Monolithic Power Systems	9,912	3,171
NVIDIA	27,200	14,581
ON Semiconductor (1)	14,300	411
QUALCOMM	37,575	5,530
Skyworks Solutions	18,100	2,555
Taiwan Semiconductor Manufacturing, ADR	27,400	2,658
Teradyne	10,000	1,103
Xilinx	22,369	3,256
		58,555
Software 16.7%
Adobe (1)	15,092	7,221
Anaplan (1)	7,400	518
ANSYS (1)	5,500	1,859
Aspen Technology (1)	5,200	699
Atlassian, Class A (1)	13,391	3,014
Autodesk (1)	7,791	2,183
Avalara (1)	12,600	2,164
Bentley Systems, Class B	2,449	86
Bill.com Holdings (1)	5,192	637
Cadence Design Systems (1)	18,289	2,127
Ceridian HCM Holding (1)	11,763	1,134
Citrix Systems	3,700	459
Coupa Software (1)	10,249	3,371
Crowdstrike Holdings, Class A (1)	14,054	2,154
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $82
(1)(3)(4)	1,711	82
Datadog, Class A (1)	10,249	1,014
DocuSign (1)	17,355	3,955
Dynatrace (1)	8,948	340
Five9 (1)	8,706	1,351
Fortinet (1)	8,900	1,097
Guidewire Software (1)	3,396	416
HubSpot (1)	2,600	1,025
Intuit	14,500	5,104

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Manhattan Associates (1)	975	100
Microsoft	132,325	28,327
nCino (1)	3,170	258
NortonLifeLock	7,600	139
Palo Alto Networks (1)	5,300	1,558
Paycom Software (1)	7,648	3,190
Paylocity Holding (1)	3,500	688
Procore Technologies, Acquisition Date: 7/15/20, Cost $23
(1)(3)(4)	503	23
Proofpoint (1)	4,400	455
PTC (1)	7,500	809
RealPage (1)	5,187	358
RingCentral, Class A (1)	4,812	1,429
salesforce. com (1)	48,503	11,922
ServiceNow (1)	9,800	5,239
Slack Technologies, Class A (1)	9,968	428
Smartsheet, Class A (1)	8,200	476
Splunk (1)	18,382	3,753
SS&C Technologies Holdings	25,379	1,748
Synopsys (1)	18,227	4,147
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4)	4,598	52
Trade Desk, Class A (1)	4,200	3,785
Tyler Technologies (1)	6,294	2,691
Workday, Class A (1)	16,074	3,613
Zendesk (1)	7,679	1,025
Zoom Video Communications, Class A (1)	6,200	2,966
		121,189
Technology Hardware, Storage & Peripherals 4.6%
Apple	279,200	33,239
Pure Storage, Class A (1)(2)	9,200	168
		33,407
Total Information Technology		306,575
MATERIALS 1.5%
Chemicals 0.8%
Air Products & Chemicals	2,400	672

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Linde	6,100	1,564
PPG Industries	5,500	807
RPM International	7,300	643
Sherwin-Williams	2,438	1,823
		5,509
Construction Materials 0.2%
Vulcan Materials	10,800	1,508
		1,508
Containers & Packaging 0.5%
Avery Dennison	3,482	520
Ball	28,900	2,775
Sealed Air	7,000	315
		3,610
Metals & Mining 0.0%
Kirkland Lake Gold	5,475	225
		225
Total Materials		10,852
REAL ESTATE 0.2%
Equity Real Estate Investment Trusts 0.2%
Equinix, REIT	1,000	698
SBA Communications, REIT	3,800	1,091
		1,789
Real Estate Management & Development 0.0%
WeWork, Class A, Acquisition Date: 12/9/14, Cost $26 (1)(3)(4)	1,753	—
		—
Total Real Estate		1,789
Total Common Stocks (Cost $329,100)		723,244

CONVERTIBLE PREFERRED STOCKS 0.4%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing Retail 0.1%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $225 (1)(3)(4)	5,529	437

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Airbnb, Series E, Acquisition Date: 7/14/15, Cost $112 (1) (3)(4)	1,207	95
Total Consumer Discretionary		532
HEALTH CARE 0.0%

Health Care Equipment & Supplies 0.0%
Jand, Series AA, Acquisition Date: 11/19/20, Cost $20 (1) (3)(4)	809	20
Jand, Series B, Acquisition Date: 11/19/20, Cost $- (1)(3)(4)	1	—
Total Health Care		20
INFORMATION TECHNOLOGY 0.3%

Software 0.3%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223
(1)(3)(4)	5,191	249
Procore Technologies, Series B, Acquisition Date: 7/15/20,
Cost $15 (1)(3)(4)	336	15
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4)	8,757	523
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141
(1)(3)(4)	28,431	324
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $395
(1)(3)(4)	30,081	875
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $66
(1)(3)(4)	5,052	147
Uipath, Series E, Acquisition Date: 7/9/20, Cost $17 (1)(3)(4)	873	26
Total Information Technology		2,159
REAL ESTATE 0.0%

Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $51
(1)(3)(4)	3,081	—
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $40
(1)(3)(4)	2,420	—
WeWork, Series E, Acquisition Date: 6/23/15, Cost $209
(1)(3)(4)	6,344	—
Total Real Estate		—
Total Convertible Preferred Stocks (Cost $2,037)		2,711

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

		Shares	$ Value
	(Cost and value in $000s)

	SHORT-TERM INVESTMENTS 0.1%

	Money Market Funds 0.1%

	T. Rowe Price Government Reserve Fund, 0.09% (5)(6)	377,143	377

	Total Short-Term Investments (Cost $377)		377

	SECURITIES LENDING COLLATERAL 0.7%

	Investments in a Pooled Account through Securities Lending
	Program with State Street Bank and Trust Company 0.7%

	Short-Term Funds 0.7%

	T. Rowe Price Short-Term Fund, 0.12% (5)(6)	554,064	5,541

Total Investments in a Pooled Account through Securities Lending Program with
	State Street Bank and Trust Company		5,541
	Total Securities Lending Collateral (Cost $5,541)		5,541

	Total Investments in Securities 100.8%
(Cost $337,055)			$731,873

	Other Assets Less Liabilities (0.8)%		(5,561)

Net Assets 100.0%			$726,312

‡	Shares are denominated in U. S. dollars unless otherwise noted.
	(1) Non-income producing
	(2) All or a portion of this security is on loan at November 30, 2020.
	(3)	Security cannot be offered for public resale without first being registered
	under the Securities Act of 1933 and related rules ("restricted security").
	Acquisition date represents the day on which an enforceable right to acquire
	such security is obtained and is presented along with related cost in the
	security description. The fund has registration rights for certain restricted
	securities. Any costs related to such registration are borne by the issuer. The
	aggregate value of restricted securities (excluding 144A holdings) at period-
	end amounts to $3,229 and represents 0.4% of net assets.
	(4) Level 3 in fair value hierarchy.
	(5) Seven-day yield
	(6) Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through
	with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	2/29/20	Cost		Cost	11/30/20
T. Rowe Price Government
Reserve Fund	$827		¤	¤	$377
T. Rowe Price Short-Term
Fund	5,602		¤	¤	5,541
Total					$5,918^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++					Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $1 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,918.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$722,726	$—	$518	$723,244
Convertible Preferred Stocks	—	—	2,711	2,711
Short-Term Investments	377	—	—	377
Securities Lending Collateral	5,541	—	—	5,541
Total	$728,644	$—	$3,229	$731,873